Supplementary Financial Statement Information (Details) - Schedule of long-lived assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expense [Member]
Supplementary Financial Statement Information (Details) - Schedule of long-lived assets [Line Items]
Payroll and related expenses	$ 1,973	$ 1,954	$ 1,968
Share-based payments	464	549	457
Subcontractors and consultants	125	77	296
Consumables and materials	262	304	309
Depreciation and amortization	408	354	220
Rent and maintenance	824	1,082	874
Other	9	122	80
Research and development	4,065	4,442	4,204
IIA participation in R&D expenses, see Note 7(a)		(28)	(327)
Total		(28)	(327)
Research and development, total	4,065	4,414	3,877
General and Administrative Expense [Member]
Supplementary Financial Statement Information (Details) - Schedule of long-lived assets [Line Items]
Payroll and related expenses	1,495	1,293	1,152
Share-based payments	1,075	576	977
Directors’ salary and insurance	573	415	168
Rent and office maintenance	205	84	89
Professional services	1,045	1,012	1,111
Depreciation	48	33	23
Other	228	243	203
General, administrative and marketing, total	$ 4,669	$ 3,656	$ 3,723